Intangible Assets - Schedule of Changes in Intangible Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Intangible Assets [Line Items]
Opening balance	R$ 358,703
Closing balance	439,526	R$ 358,703
Intangible assets	439,526	358,703
Trademarks and patents [Member]
Schedule of Changes in Intangible Assets [Line Items]
Opening balance	38,374
Closing balance	41,960	38,374
Intangible assets	41,960	38,374
Software [Member]
Schedule of Changes in Intangible Assets [Line Items]
Opening balance	17,271
Closing balance	27,753	17,271
Intangible assets	27,753	17,271
Client portfolio [Member]
Schedule of Changes in Intangible Assets [Line Items]
Opening balance	290,825
Closing balance	360,575	290,825
Intangible assets	360,575	290,825
Know-how [Member]
Schedule of Changes in Intangible Assets [Line Items]
Opening balance	7,242
Closing balance	5,017	7,242
Intangible assets	5,017	7,242
Non-Compete [Member]
Schedule of Changes in Intangible Assets [Line Items]
Opening balance	4,991
Closing balance	4,221	4,991
Intangible assets	4,221	4,991
Gross carrying amount [member]
Schedule of Changes in Intangible Assets [Line Items]
Opening balance	404,978	433,249
Closing balance	529,831	404,978
Intangible assets	529,831	404,978
Transfers	(8,140)	(3,057)
Additions	24,928	4,080
Write-offs	(211)	(578)
Business combination		1,021
Fair value-added value	9,185	(1,036)
Foreign currency translation adjustment	99,091	(28,701)
Gross carrying amount [member] | Trademarks and patents [Member]
Schedule of Changes in Intangible Assets [Line Items]
Opening balance	44,424	36,580
Closing balance	55,602	44,424
Intangible assets	55,602	44,424
Transfers	19	10,108
Additions		13
Write-offs	(4)
Business combination		369
Fair value-added value		(508)
Foreign currency translation adjustment	11,163	(2,138)
Gross carrying amount [member] | Software [Member]
Schedule of Changes in Intangible Assets [Line Items]
Opening balance	25,783	37,903
Closing balance	37,209	25,783
Intangible assets	37,209	25,783
Transfers	(2,849)	(13,165)
Additions	10,961	4,067
Write-offs	(207)	(578)
Business combination		652
Fair value-added value	46
Foreign currency translation adjustment	3,475	(3,096)
Gross carrying amount [member] | Client portfolio [Member]
Schedule of Changes in Intangible Assets [Line Items]
Opening balance	316,959	345,634
Closing balance	418,187	316,959
Intangible assets	418,187	316,959
Transfers	(5,310)
Additions	13,967
Write-offs
Business combination
Fair value-added value	9,139	(5,300)
Foreign currency translation adjustment	83,432	(23,375)
Gross carrying amount [member] | Know-how [Member]
Schedule of Changes in Intangible Assets [Line Items]
Opening balance	11,201	10,237
Closing balance	11,249	11,201
Intangible assets	11,249	11,201
Transfers
Additions
Write-offs
Business combination
Fair value-added value		900
Foreign currency translation adjustment	48	64
Gross carrying amount [member] | Non-Compete [Member]
Schedule of Changes in Intangible Assets [Line Items]
Opening balance	6,611	2,895
Closing balance	7,584	6,611
Intangible assets	7,584	6,611
Transfers
Additions
Write-offs
Business combination
Fair value-added value		3,872
Foreign currency translation adjustment	973	(156)
Accumulated amortization [Member]
Schedule of Changes in Intangible Assets [Line Items]
Opening balance	(46,275)	(13,052)
Closing balance	(90,305)	(46,275)
Intangible assets	(90,305)	(46,275)
Transfers	9,522	3,396
Additions	(9,784)	(7,944)
Write-offs		6
Business combination		(497)
Fair value-added value	(30,941)	(28,858)
Foreign currency translation adjustment	(12,827)	674
Accumulated amortization [Member] | Trademarks and patents [Member]
Schedule of Changes in Intangible Assets [Line Items]
Opening balance	(6,050)	(1,239)
Closing balance	(13,642)	(6,050)
Intangible assets	(13,642)	(6,050)
Transfers
Additions
Write-offs
Business combination
Fair value-added value	(5,306)	(4,987)
Foreign currency translation adjustment	(2,286)	176
Accumulated amortization [Member] | Software [Member]
Schedule of Changes in Intangible Assets [Line Items]
Opening balance	(8,512)	(2,906)
Closing balance	(9,456)	(8,512)
Intangible assets	(9,456)	(8,512)
Transfers	2,459	3,145
Additions	(2,286)	(7,944)
Write-offs		6
Business combination		(497)
Fair value-added value	(14)
Foreign currency translation adjustment	(1,103)	(316)
Accumulated amortization [Member] | Client portfolio [Member]
Schedule of Changes in Intangible Assets [Line Items]
Opening balance	(26,134)	(6,841)
Closing balance	(57,612)	(26,134)
Intangible assets	(57,612)	(26,134)
Transfers	7,063	251
Additions	(7,498)
Write-offs
Business combination
Fair value-added value	(21,948)	(20,373)
Foreign currency translation adjustment	(9,095)	829
Accumulated amortization [Member] | Know-how [Member]
Schedule of Changes in Intangible Assets [Line Items]
Opening balance	(3,959)	(1,775)
Closing balance	(6,232)	(3,959)
Intangible assets	(6,232)	(3,959)
Transfers
Additions
Write-offs
Business combination
Fair value-added value	(2,248)	(2,157)
Foreign currency translation adjustment	(25)	(27)
Accumulated amortization [Member] | Non-Compete [Member]
Schedule of Changes in Intangible Assets [Line Items]
Opening balance	(1,620)	(291)
Closing balance	(3,363)	(1,620)
Intangible assets	(3,363)	(1,620)
Transfers
Additions
Write-offs
Business combination
Fair value-added value	(1,425)	(1,341)
Foreign currency translation adjustment	R$ (318)	R$ 12